Accrued expenses and deferred income (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accrued expenses
Personnel-related expenses	kr 794	kr 596	kr 876
External service expenses	364	360	756
Investments in non-current assets	231	271	530
Other telecom operators	396	532	458
Dealer commissions	91	117	219
Leasing and rental expenses	94	110	181
Interest costs	78	63	71
Other accrued expenses	280	174	183
Total accrued expenses	2,328	2,223	3,274
Deferred income
Contracts	909	794	1,040
Prepaid cards	217	325	402
Subscription fees	594	46	44
Total deferred income	1,720	1,165	1,486
Total accrued expenses and deferred income	4,048	3,388	4,760
Revenue recognized included in the opening contract liability balance	kr 731	kr 760	kr 788